Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 08, 2015
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
NEW SHERIDAN DEVELOPING WORLD FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement, Text Block	alpsseries_ProspectusSupplementTextBlock

ALPS SERIES TRUST

New Sheridan Developing World Fund (the “Fund”)

SUPPLEMENT DATED SEPTEMBER 8, 2015 TO THE FUND’S PROSPECTUS

DATED JANUARY 28, 2015, AS SUPPLEMENTED BY THAT CERTAIN SUPPLEMENT

DATED JUNE 30, 2015

Based on the operational history of the Fund, the references to the Fund operating in a non-diversified manner are no longer applicable. As a result, the non-diversification information contained under the “Principal Risks of the Fund” sections of the Fund’s Prospectus is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE